Xtrackers MSCI EAFE High Dividend Yield Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.68%	11.01%	8.25%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.73%	9.39%	6.75%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.40%	8.06%	6.07%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.97%	11.09%	8.21%
Performance Inception Date	Aug. 12, 2015